Advances for Other Fixed Assets under Construction (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Total interest capitalized		$ 9,004	$ 4,700	$ 2,414
Fujairah Inland Storage Facility
Property Plant And Equipment [Line Items]
Duration of lease agreement	25 years
Advances for other fixed assets under construction		205,286
Accumulated capitalized interest costs		16,631
Total interest capitalized		$ 8,923	$ 4,565	$ 2,356